Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) (Details) - Seara Alimentos [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ 324	$ (537)
Gain (loss) on cash flow hedge	779	7,882
Deferred income tax on hedge accounting
Total of other comprehensive income (expense)	779	7,882
Currency [Member]
Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting		39
Commodities [Member]
Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ 324	$ (576)